Cover	Oct. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2023
Entity File Number	001-34864
Entity Registrant Name	GREEN GIANT INC.
Entity Central Index Key	0001158420
Entity Tax Identification Number	33-0961490
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	6 Xinghan Road
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	Hanzhong City
Entity Address, Country	CN
Entity Address, Postal Zip Code	723000
City Area Code	+86
Local Phone Number	091-62622612
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	GGE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false